Property and Equipment, Net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Finance lease ROU asset	$ 33,662	$ 33,662	$ 33,662
Less: Accumulated depreciation and amortization	(138,387)	(114,010)	(95,234)
Property and equipment, net	$ 58,761	$ 82,038	113,439
Minimum
Property and Equipment, Net
Finance lease ROU asset, estimated useful life	4 years	4 years
Property and equipment, estimated useful life	3 years
Maximum
Property and Equipment, Net
Finance lease ROU asset, estimated useful life	5 years	5 years
Property and equipment, estimated useful life	5 years
Computers and equipment
Property and Equipment, Net
Property and equipment, gross	$ 163,486	$ 162,386	$ 175,011
Computers and equipment | Minimum
Property and Equipment, Net
Property and equipment, estimated useful life		3 years
Computers and equipment | Maximum
Property and Equipment, Net
Property and equipment, estimated useful life		5 years